UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

12/31/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	66,540	$3,434,795

Automotive – 1.4%
Autoliv, Inc.	183,020	$9,646,984
Goodyear Tire & Rubber Co. (a)	132,380	3,735,764

		$13,382,748

Biotechnology – 1.3%
Invitrogen Corp. (a)	133,570	$12,476,774

Brokerage & Asset Managers – 0.7%
Legg Mason, Inc.	56,110	$4,104,447
TD AMERITRADE Holding Corp. (a)	112,860	2,263,972

		$6,368,419

Business Services – 1.1%
Fidelity National Information Services, Inc.	233,980	$9,731,228

Cable TV – 0.4%
Liberty Global, Inc., “A” (a)	91,200	$3,574,128

Chemicals – 2.1%
PPG Industries, Inc.	280,760	$19,717,775

Computer Software – 2.0%
McAfee, Inc. (a)	363,840	$13,644,000
Parametric Technology Corp. (a)	273,690	4,885,367

		$18,529,367

Construction – 1.7%
Masco Corp.	396,010	$8,557,776
Sherwin-Williams Co.	123,070	7,142,983

		$15,700,759

Electrical Equipment – 2.1%
Rockwell Automation, Inc.	183,770	$12,672,779
WESCO International, Inc. (a)	172,360	6,832,350

		$19,505,129

Electronics – 1.6%
Intersil Corp., “A”	346,260	$8,476,445
National Semiconductor Corp.	117,500	2,660,200
SanDisk Corp. (a)	117,080	3,883,544

		$15,020,189

Energy - Integrated – 4.3%
Hess Corp.	392,750	$39,612,765

Engineering - Construction – 0.7%
Shaw Group, Inc. (a)	112,430	$6,795,269

Food & Beverages – 2.7%
Dean Foods Co.	284,770	$7,364,152
Pepsi Bottling Group, Inc.	444,160	17,526,554

		$24,890,706

Food & Drug Stores – 1.7%
Kroger Co.	357,510	$9,549,092
Longs Drug Stores Corp.	123,950	5,825,650

		$15,374,742

Furniture & Appliances – 0.8%
Tupperware Brands Corp.	211,090	$6,972,303

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.1%
Pinnacle Entertainment, Inc. (a)	124,880	$2,942,173
Royal Caribbean Cruises Ltd.	399,010	16,933,984

		$19,876,157

General Merchandise – 1.0%
Macy’s, Inc.	373,020	$9,650,027

Health Maintenance Organizations – 1.4%
CIGNA Corp.	194,680	$10,460,156
Coventry Health Care, Inc. (a)	42,000	2,488,500

		$12,948,656

Insurance – 11.6%
Ace Ltd.	109,000	$6,734,020
Allied World Assurance Co. Holdings Ltd.	146,000	7,324,820
Aspen Insurance Holdings Ltd.	494,600	14,264,264
Employers Holdings, Inc.	50,300	840,513
Endurance Specialty Holdings Ltd.	410,380	17,125,157
Genworth Financial, Inc., “A”	749,000	19,062,050
IPC Holdings Ltd.	75,760	2,187,191
Max Capital Group Ltd.	72,520	2,029,835
Mercury General Corp.	16,340	813,895
PartnerRe Ltd.	198,550	16,386,331
Protective Life Corp.	97,840	4,013,397
RenaissanceRe Holdings Ltd.	46,370	2,793,329
W.R. Berkley Corp.	209,430	6,243,108
XL Capital Ltd., “A”	80,040	4,026,812
Zenith National Insurance Corp.	75,490	3,376,668

		$107,221,390

Leisure & Toys – 0.8%
Hasbro, Inc.	273,540	$6,997,153

Machinery & Tools – 8.2%
Commercial Metals Co.	154,220	$4,541,779
Cummins, Inc.	69,990	8,914,626
Eaton Corp.	300,060	29,090,817
Kennametal, Inc.	108,400	4,104,024
Timken Co.	683,031	22,437,568
Trinity Industries, Inc.	232,510	6,454,478

		$75,543,292

Major Banks – 1.6%
Bank of New York Mellon Corp.	138,750	$6,765,450
PNC Financial Services Group, Inc.	122,750	8,058,537

		$14,823,987

Medical Equipment – 1.3%
Advanced Medical Optics, Inc. (a)	57,550	$1,411,702
Cooper Cos., Inc.	291,890	11,091,820

		$12,503,522

Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold, Inc.	150,310	$15,397,756
Olin Corp.	93,570	1,808,708

		$17,206,464

Natural Gas - Distribution – 2.0%
Energen Corp.	132,520	$8,511,760

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – continued
Questar Corp.	193,370	$10,461,317

		$18,973,077

Natural Gas - Pipeline – 4.3%
El Paso Corp.	1,206,050	$20,792,302
Williams Cos., Inc.	537,820	19,243,200

		$40,035,502

Network & Telecom – 1.6%
QLogic Corp. (a)	1,019,100	$14,471,220

Other Banks & Diversified Financials – 3.1%
AmeriCredit Corp. (a)	205,020	$2,622,206
CIT Group, Inc.	93,400	2,244,402
Countrywide Financial Corp.	392,150	3,505,821
East West Bancorp, Inc.	96,400	2,335,772
Marshall & Ilsley Corp.	76,320	2,020,954
New York Community Bancorp, Inc.	537,190	9,443,800
Northern Trust Corp.	89,940	6,887,605

		$29,060,560

Personal Computers & Peripherals – 0.6%
Western Digital Corp. (a)	175,580	$5,304,272

Pharmaceuticals – 1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	50,710	$1,352,436
Medicis Pharmaceutical Corp., “A”	310,140	8,054,336

		$9,406,772

Pollution Control – 1.1%
Allied Waste Industries, Inc. (a)	915,740	$10,091,455

Printing & Publishing – 0.7%
Washington Post Co., “B”	7,950	$6,291,869

Real Estate – 5.8%
BRE Properties, Inc., REIT	102,770	$4,165,268
CBL & Associates Properties, Inc., REIT	207,710	4,966,346
Equity Residential, REIT	497,330	18,137,625
Host Hotels & Resorts, Inc., REIT	546,350	9,309,804
Macerich Co., REIT	49,630	3,526,708
Mack-Cali Realty Corp., REIT	191,180	6,500,120
Maguire Properties, Inc., REIT	112,070	3,302,703
Taubman Centers, Inc., REIT	81,310	3,999,639

		$53,908,213

Restaurants – 1.6%
Brinker International, Inc.	200,370	$3,919,237
Darden Restaurants, Inc.	382,500	10,599,075

		$14,518,312

Special Products & Services – 0.2%
H.B. Fuller Co.	83,620	$1,877,269

Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	61,880	$6,103,224
Albemarle Corp.	185,210	7,639,912

		$13,743,136

Specialty Stores – 1.3%
Advance Auto Parts, Inc.	225,620	$8,571,304

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
RadioShack Corp.	193,380	$3,260,387

		$11,831,691

Telecommunications - Wireless – 0.8%
NII Holdings, Inc. “B” (a)	158,490	$7,658,237

Telephone Services – 3.2%
Embarq Corp.	358,380	$17,750,561
Qwest Communications International, Inc.	1,729,340	12,122,673

		$29,873,234

Tobacco – 2.1%
Loews Corp.	197,630	$16,857,839
Reynolds American, Inc.	35,860	2,365,326

		$19,223,165

Utilities - Electric Power – 10.8%
American Electric Power Co., Inc.	82,680	$3,849,581
CMS Energy Corp.	105,750	1,837,935
Constellation Energy Group, Inc.	196,680	20,165,600
Edison International	45,070	2,405,386
FPL Group, Inc.	90,780	6,153,068
Mirant Corp. (a)	187,740	7,318,105
NRG Energy, Inc. (a)	496,920	21,536,513
Pepco Holdings, Inc.	640,460	18,784,692
PG&E Corp.	429,170	18,492,935

		$100,543,815

Total Common Stocks		$894,669,543

Repurchase Agreements – 3.0%
Merrill Lynch & Co., 4.5%, dated 12/31/07, due 1/02/08, total to be received
$28,118,028 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)	$28,111,000	$28,111,000

Total Investments		$922,780,543

Other Assets, Less Liabilities – 0.4%		3,989,338

Net Assets – 100.0%		$926,769,881

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

REIT             Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 12/31/07

(1)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$876,030,748

Gross unrealized appreciation	$118,888,805
Gross unrealized depreciation	(72,139,010)

Net unrealized appreciation (depreciation)	$46,749,795

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS® Union Standard® Equity Fund

12/31/07
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Union Standard Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Common Stocks – 101.3%
Aerospace – 3.1%
Lockheed Martin Corp.	15,053	$1,584,475
Northrop Grumman Corp.	18,689	1,469,703

		$3,054,178

Automotive – 0.5%
Goodyear Tire & Rubber Co. (a)	17,530	$494,697

Broadcasting – 1.7%
Time Warner, Inc.	41,210	$680,377
Walt Disney Co.	31,390	1,013,269

		$1,693,646

Brokerage & Asset Managers – 4.9%
E*TRADE Financial Corp. (a)	57,160	$202,918
Goldman Sachs Group, Inc.	9,500	2,042,975
Lehman Brothers Holdings, Inc.	11,120	727,693
Merrill Lynch & Co., Inc.	9,316	500,083
Morgan Stanley	24,690	1,311,286

		$4,784,955

Chemicals – 1.2%
PPG Industries, Inc.	17,080	$1,199,528

Computer Software – 4.3%
McAfee, Inc. (a)	19,460	$729,750
Microsoft Corp.	23,710	844,076
Oracle Corp. (a)	47,380	1,069,840
Symantec Corp. (a)	32,080	517,771
VeriSign, Inc. (a)	27,470	1,033,147

		$4,194,584

Computer Software - Systems – 3.5%
Apple Computer, Inc. (a)	2,660	$526,893
EMC Corp. (a)	21,660	401,360
Hewlett-Packard Co.	10,150	512,372
International Business Machines Corp.	18,500	1,999,850

		$3,440,475

Consumer Goods & Services – 3.7%
Colgate-Palmolive Co.	17,160	$1,337,794
Kimberly-Clark Corp.	11,720	812,665
Procter & Gamble Co.	19,750	1,450,045

		$3,600,504

Containers – 0.3%
Rock-Tenn Co., “A”	11,900	$302,379

Electrical Equipment – 4.3%
General Electric Co.	75,178	$2,786,848
Rockwell Automation, Inc.	16,450	1,134,392
Tyco International Ltd. (a)	8,705	345,153

		$4,266,393

Electronics – 3.9%
Intel Corp.	106,460	$2,838,224
Intersil Corp., “A”	14,900	364,752
SanDisk Corp. (a)	19,410	643,830

		$3,846,806

1

MFS Union Standard Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 12.3%
Chevron Corp.	31,040	$2,896,963
ConocoPhillips	25,450	2,247,235
Exxon Mobil Corp.	58,832	5,511,970
Marathon Oil Corp.	23,770	1,446,642

		$12,102,810

Food & Beverages – 3.3%
General Mills, Inc.	20,089	$1,145,073
PepsiCo, Inc.	26,940	2,044,746

		$3,189,819

Food & Drug Stores – 3.1%
CVS Caremark Corp.	42,590	$1,692,953
Kroger Co.	50,070	1,337,370

		$3,030,323

General Merchandise – 1.2%
J.C. Penney Co., Inc.	7,810	$343,562
Macy’s, Inc.	30,508	789,242

		$1,132,804

Insurance – 6.7%
Allied World Assurance Co. Holdings Ltd.	12,960	$650,203
Genworth Financial, Inc., “A”	24,750	629,888
Hartford Financial Services Group, Inc.	11,657	1,016,374
MetLife, Inc.	23,520	1,449,302
RenaissanceRe Holdings Ltd.	11,900	716,856
Travelers Cos., Inc.	28,180	1,516,084
XL Capital Ltd., “A”	11,200	563,472

		$6,542,179

Internet – 1.6%
Google, Inc., “A” (a)	2,240	$1,548,915

Machinery & Tools – 3.5%
Cummins, Inc.	4,190	$533,680
Eaton Corp.	16,070	1,557,987
Timken Co.	40,457	1,329,012

		$3,420,679

Major Banks – 3.7%
Bank of America Corp.	38,326	$1,581,331
JPMorgan Chase & Co.	46,580	2,033,217

		$3,614,548

Medical & Health Technology & Services – 2.0%
AmerisourceBergen Corp.	15,390	$690,549
Cardinal Health, Inc.	12,410	716,678
Express Scripts, Inc. (a)	7,760	566,480

		$1,973,707

Medical Equipment – 1.2%
Zimmer Holdings, Inc. (a)	17,160	$1,135,134

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.	8,299	$850,150

Natural Gas - Pipeline – 1.8%
Williams Cos., Inc.	50,290	$1,799,376

2

MFS Union Standard Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 2.0%
Cisco Systems, Inc. (a)	27,550	$745,779
Motorola, Inc.	54,990	882,040
QLogic Corp. (a)	22,330	317,086

		$1,944,905

Other Banks & Diversified Financials – 0.3%
Countrywide Financial Corp.	34,960	$312,542

Pharmaceuticals – 8.8%
Bristol-Myers Squibb Co.	58,570	$1,553,276
Johnson & Johnson	41,478	2,766,583
Merck & Co., Inc.	46,900	2,725,359
Wyeth	34,731	1,534,763

		$8,579,981

Pollution Control – 0.7%
Allied Waste Industries, Inc. (a)	62,540	$689,191

Restaurants – 1.6%
YUM! Brands, Inc.	41,270	$1,579,403

Specialty Chemicals – 2.5%
Air Products & Chemicals, Inc.	9,230	$910,355
Praxair, Inc.	17,130	1,519,602

		$2,429,957

Specialty Stores – 0.6%
TJX Cos., Inc.	20,800	$597,584

Telephone Services – 6.0%
AT&T, Inc.	56,850	$2,362,686
Cincinnati Bell, Inc. (a)	75,600	359,100
Qwest Communications International, Inc.	157,450	1,103,725
Verizon Communications, Inc.	47,555	2,077,678

		$5,903,189

Tobacco – 2.5%
Altria Group, Inc.	32,848	$2,482,652

Utilities - Electric Power – 3.6%
Edison International	24,730	$1,319,840
PG&E Corp.	13,520	582,577
Public Service Enterprise Group, Inc.	16,740	1,644,538

		$3,546,955

Total Common Stocks		$99,284,948

Short-Term Obligations – 1.4%
American Express Credit Corp., 4.12%, due 1/02/08 (y)	1,373,000	$1,372,843

Total Investments		$100,657,791

Other Assets, Less Liabilities – (2.7)%		(2,624,093)

Net Assets – 100.0%		$98,033,698

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Union Standard Equity Fund

Supplemental Information (Unaudited)12/31/07

(1)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$86,062,109

Gross unrealized appreciation	$18,954,290
Gross unrealized depreciation	(4,358,608)

Net unrealized appreciation (depreciation)	$14,595,682

The aggregate cost above includes prior fiscal year end tax adjustments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2008

*	Print name and title of each signing officer under his or her signature.